Trade accounts receivable	12 Months Ended
Dec. 31, 2021
Trade accounts receivable

6.	Trade accounts receivable

These are financial assets measured at amortized cost, and refer to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not billed (“unbilled”) up to the balance sheet date. Accounts receivable from clients are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method less the provision for expected credit losses ("impairment").

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable is close to the book value recorded on December 31, 2021 and December 31, 2020.

The average rate considered in calculating the present value of accounts receivable recorded in the long term is 0.19% (0.22% on December 31, 2020).

	2021	2020
Trade accounts receivable	3,253,207	3,180,661

Gross accounts receivables	4,000,026	3,831,921

Billed services	2,107,682	2,039,403
Unbilled services	849,762	817,669
Network use (interconnexion)	504,333	399,083
Goods sold	521,362	552,962
Contractual assets (note 23)	15,340	14,914
Other accounts receivable	1,547	7,890

Provision for expected credit losses	(746,819)	(651,260)

Current portion	(3,066,906)	(3,051,834)
Non-current portion	186,301	128,827

The movement of the provision for loss on expected settlement credits, accounted for as an asset reduction account, was as follows:

	2021	2020

Opening balance	651,260	774,077
Supplement to expected losses	544,642	552,817
Write-off of provision	(449,083)	(675,634)

Closing Balance	746,819	651,260

The aging of accounts receivable is as follows:

	2021	2020

Total	4,000,026	3,831,921

Undue	2,895,999	2,785,469
Overdue up to (days):
30	246,195	248,955
60	100,027	84,218
90	77,280	71,635
>90	680,525	641,644